SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], Retail Portfolio of Twenty Seven Supermarkets [Member], Scenario Forecast [Member]) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 18, 2014	Dec. 18, 2014 Maximum [Member] USD ($)	Dec. 18, 2014 Maximum [Member] EUR (€)
Subsequent Event [Line Items]
Purchase price		$ 36,142	€ 29,750
Acquisition costs		$ 2,915	€ 2,400
Effective date of transaction completion	May 31, 2015